Note 10 - Warrants - Warrants Exercised (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Number of warrants (in shares)	3,415,266	1,623,675
Warrants exercised during the year, weighted average exercise price (in CAD per share)	$ 1.96	$ 1.46
Proceeds	$ 6,709,229
Warrants with expiration date of December 21, 2020 [member]
Statement Line Items [Line Items]
Number of warrants (in shares)	57,500
Warrants exercised during the year, weighted average exercise price (in CAD per share)	$ 1.20
Proceeds	$ 69,000
Warrants with expiration date of December 21, 2023 [member]
Statement Line Items [Line Items]
Number of warrants (in shares)	115,000
Warrants exercised during the year, weighted average exercise price (in CAD per share)	$ 1.20
Proceeds	$ 138,000
Warrants with an expiration date of October 17, 2021 [member]
Statement Line Items [Line Items]
Number of warrants (in shares)	139,759
Warrants exercised during the year, weighted average exercise price (in CAD per share)	$ 1.30
Proceeds	$ 181,687
Warrants with an expiration date of October 17, 2022 [member]
Statement Line Items [Line Items]
Number of warrants (in shares)	152,214
Warrants exercised during the year, weighted average exercise price (in CAD per share)	$ 1.75
Proceeds	$ 266,375
Warrants with an expiration date of January 1, 2021 [member]
Statement Line Items [Line Items]
Number of warrants (in shares)	2,812,083
Warrants exercised during the year, weighted average exercise price (in CAD per share)	$ 2
Proceeds	$ 5,624,166
Warrants with an expiration date of March 17, 2022 [member]
Statement Line Items [Line Items]
Number of warrants (in shares)	138,710
Warrants exercised during the year, weighted average exercise price (in CAD per share)	$ 3.10
Proceeds	$ 430,001